Consolidated Statements of Income and Comprehensive Income - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues
Total revenues		$ 155,193,013	$ 70,785,528	$ 30,818,471
Cost of revenues		(152,009,204)	(68,505,327)	(28,414,153)
Gross profit		3,183,809	2,280,201	2,404,318
Operating expenses
Selling and marketing		(661,892)	(210,957)	(146)
General and administrative		(2,307,275)	(672,131)	(45,532)
Total operating expenses		(2,969,167)	(883,088)	(45,678)
Income from operations		214,642	1,397,113	2,358,640
Other income
Interest expense, net		(4,801)	(1,907)
Other income		59,884	10,944	4,813
Total other income, net		55,083	9,037	4,813
Income before income tax expense		269,725	1,406,150	2,363,453
Income tax expense		(98,128)	(194,363)	(386,321)
Net income		171,597	1,211,787	1,977,132
Other comprehensive income
Foreign currency translation adjustments		145
Total comprehensive income		$ 171,742	$ 1,211,787	$ 1,977,132
Common Class A [Member]
Earnings per share*
Earnings per share - basic	[1]	$ 0.07
Earnings per share - diluted	[1]	$ 0.07
Weighted average shares outstanding used in calculating basic and diluted earnings per share*
Weighted average shares outstanding - basic	[1]	2,318,630
Weighted average shares outstanding - diluted	[1]	2,318,630
Common Class B [Member]
Earnings per share*
Earnings per share - basic	[1]	$ 0.01	$ 0.04	$ 0.07
Earnings per share - diluted	[1]	$ 0.01	$ 0.04	$ 0.07
Weighted average shares outstanding used in calculating basic and diluted earnings per share*
Weighted average shares outstanding - basic	[1]	27,681,370	30,000,000	30,000,000
Weighted average shares outstanding - diluted	[1]	27,681,370	30,000,000	30,000,000
Sale of Marine Fuels [Member]
Revenues
Total revenues		$ 155,180,863	$ 67,966,869	$ 19,137,919
Sale of Marine Fuels [Member] | Related Party [Member]
Revenues
Total revenues			2,184,911	10,424,827
Brokerage Commissions [Member]
Revenues
Total revenues		12,150	142,479
Brokerage Commissions [Member] | Related Party [Member]
Revenues
Total revenues			$ 491,269	$ 1,255,725

[1]	Shares and per share data are presented on a retroactive basis to reflect the ordinary shares issuance and share split.